Significant accounting estimates and critical judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Potential increase in asset useful life	1 year
Potential increase in profit (loss) before tax	$ 7,800
Potential decrease in asset useful life	1 year
Potential decrease in profit (loss) before tax	$ 9,925
Financial assets	57,937	$ 65,121
Undiscounted future cash flows not included in lease liability	41,700
Total trade receivables, net
Disclosure of changes in accounting estimates [line items]
Financial assets	48,119	55,873
Impairment reserve
Disclosure of changes in accounting estimates [line items]
Financial assets	(2,324)	(2,602)
Impairment reserve | Total trade receivables, net
Disclosure of changes in accounting estimates [line items]
Financial assets	(4,796)	$ (4,846)	$ (3,930)
Impairment reserve | SPE | Total trade receivables, net
Disclosure of changes in accounting estimates [line items]
Financial assets	$ 329